UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-04692

Emerging Markets Growth Fund, Inc.
(Exact Name of Registrant as specified in charter)

11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
(Address of principal executive offices)

Registrant's telephone number, including area code: (310) 996-6000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

Nelson N. Lee
Capital International, Inc.
11100 Santa Monica Boulevard, 15th Floor
Los Angeles, California 90025
(name and address of agent for service)

Copies to:
Rob Helm, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401
(Counsel for the Registrant)

ITEM 1 - Schedule of Investments

EMERGING MARKETS GROWTH FUND
unaudited

Investment portfolio
March 31, 2007

Equity securities		Value
	Shares	(000)

Argentina - 0.10%
Grupo Financiero Galicia SA, Class B (1)	5	$-
Hidroneuquen SA (acquired 11/11/93, cost: $29,439,000) (1) (2) (3)	68,586,557	8,346
Nortel Inversora SA, Class B, preferred (ADR) (1)	415,100	5,811
		14,157

Brazil - 10.76%
Banco Nossa Caixa SA, ordinary nominative	1,332,200	18,998
Bradespar SA, preferred nominative	1,157,992	34,469
Brasil Telecom Participações SA, ordinary nominative	23,065,000	466
Brasil Telecom Participações SA, preferred nominative	874,584,000	7,870
Brasil Telecom Participações SA, preferred nominative (ADR)	505,400	22,789
CESP - Cía. Energética de São Paulo, Class B (1)	5,884,960,100	80,145
Cía. de Bebidas das Américas - AmBev, ordinary nominative (ADR)	1,014,178	52,889
Cía. de Bebidas das Américas - AmBev, preferred nominative (ADR)	2,580,797	141,841
Cía. de Concessões Rodoviárias, ordinary nominative	1,879,200	25,108
Cía. de Saneamento de Minas Gerais, ordinary nominative	3,574,800	45,902
Cía. Energética de Minas Gerais - CEMIG, preferred nominative	894,887,000	43,961
Cía. Vale do Rio Doce, Class A, preferred nominative (ADR)	2,753,112	57,446
Dufry South America Ltd. (BDR) (1)	1,849,500	32,735
Embraer - Empresa Brasileira de Aeronáutica SA, ordinary nominative	3,810,400	43,535
Embraer - Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	2,482,300	113,838
GVT (Holding) SA, ordinary nominative (1)	670,900	7,766
Itaúsa - Investimentos Itaú SA, preferred nominative	2,814,837	15,744
LIGHT - Serviços de Eletricidade SA, ordinary nominative (1)	560,613,850	6,680
Lojas Americanas SA, preferred nominative	88,570,000	5,600
Lojas Renner SA, ordinary nominative	823,500	10,694
Medial Saúde SA, ordinary nominative (1)	1,972,000	24,794
Natura Cosméticos SA, ordinary nominative	2,442,850	27,565
New GP Capital Partners, LP, Class B (acquired 1/28/94, cost: $12,157,000) (2) (3) (4)	27,000	11,279
Obrascon Huarte Lain Brasil SA, ordinary nominative (1)	337,000	4,868
Perdigão SA, ordinary nominative	4,444,529	59,664
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	1,071,900	106,665
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	884,600	79,039
Submarino SA, ordinary nominative	1,271,600	42,923
Submarino SA, ordinary nominative (GDR) (acquired 10/11/05, cost: $6,746,000) (2)	228,978	15,435
Suzano Petroquímica SA, preferred nominative	3,564,800	7,924
Telemig Celular Participações SA, ordinary nominative	3,723,615,330	14,181
Telemig Celular Participações SA, preferred nominative (ADR)	546,158	20,465
Telemig Celular SA, Class G, preferred nominative	38,529	12,930
Tele Norte Celular Participações SA, ordinary nominative (1) (3)	9,214,930,561	5,423
Tele Norte Celular Participações SA, preferred nominative (ADR) (1) (3)	453,978	4,267
Tele Norte Leste Participações SA, ordinary nominative	35,000	1,016
Tele Norte Leste Participações SA, preferred nominative	1,753,100	24,344
Tele Norte Leste Participações SA, preferred nominative (ADR)	2,673,600	37,003
TIM Participações SA, ordinary nominative (1)	7,482,270,066	38,757
TIM Participações SA, preferred nominative (ADR)	1,587,353	51,557
Usinas Siderúrgicas de Minas Gerais SA, ordinary nominative	360,800	21,041
Usinas Siderúrgicas de Minas Gerais SA, Class A, preferred nominative	1,237,498	60,057
WEG SA, preferred nominative	4,334,151	32,675
		1,472,348

Canada - 0.43%
Banro Corp. (1)	1,209,100	13,122
CIC Energy Corp. (1)	2,294,600	30,119
Katanga Mining Ltd. (1)	477,400	5,384
Platmin Ltd. (1)	1,497,500	9,743
Platmin Ltd. (CDI) (1)	64,200	409
		58,777

Chile - 0.61%
Cía. de Telecomunicaciones de Chile SA (ADR)	3,234,800	30,148
Embotelladora Andina SA, Class A, preferred nominative (ADR)	1,428,500	25,556
Ripley Corp. SA	19,657,071	27,509
		83,213

China - 8.13%
Advanced Semiconductor Manufacturing Corp. Ltd. (Hong Kong) (1)	8,030,000	874
Agile Property Holdings Ltd. (Hong Kong)	6,258,000	6,167
Anhui Conch Cement Co. Ltd. (Hong Kong)	33,307,000	118,722
Beijing Enterprises Holdings Ltd. (Hong Kong)	3,931,000	10,012
Bio-Treat Technology Ltd. (Singapore)	35,579,911	19,707
BYD Co. Ltd. (Hong Kong) (1)	4,505,500	22,230
China Agri-Industries Holdings Ltd. (Hong Kong) (1)	1,195,000	1,052
China Construction Bank Corp. (Hong Kong)	32,546,600	18,621
China Huiyuan Juice Group Ltd. (Hong Kong) (1)	927,000	1,131
China Life Insurance Co. Ltd. (ADR)	1,310,166	56,193
China Mengniu Dairy Co. (Hong Kong)	22,049,000	63,072
China National Offshore Oil Corp. (Hong Kong)	4,022,000	3,526
China Netcom Group Corp. (Hong Kong) Ltd.	4,529,500	11,826
China Overseas Land & Investment Ltd. (Hong Kong)	4,883,000	6,137
China Resources Enterprise Ltd. (Hong Kong)	11,074,000	36,993
China Shenhua Energy Co. Ltd. (Hong Kong)	65,521,000	158,494
Chongqing Changan Automobile Co. Ltd. (Hong Kong)	8,591,484	8,775
Citigroup Call Warrants on Anhui Conch Cement Co. Ltd., Class A, expire January 20, 2010 (acquired 12/21/06, cost: $7,881,000) (2)	2,106,254	9,078
Ctrip.com International Ltd. (ADR)	533,900	35,763
Dalian Port (PDA) Co. Ltd. (Hong Kong) (1)	50,462,000	26,415
Dongfeng Motor Group Co. Ltd. (Hong Kong) (1)	138,263,000	75,385
Focus Media Holding Ltd. (ADR) (1)	11,400	894
Fu Ji Food and Catering Services Holdings Ltd. (Hong Kong)	1,410,000	4,430
GOME Electrical Appliances Holding Ltd. (Hong Kong)	55,995,829	62,280
Guangdong Investment Ltd. (Hong Kong)	3,882,000	2,072
Industrial and Commercial Bank of China Ltd. (Hong Kong) (1)	40,406,000	22,651
Intime Department Store (Group) Co. Ltd. (Hong Kong) (1)	4,320,000	3,505
Lehman Call Warrants on Anhui Conch Cement Co. Ltd., Class A, expire June 2, 2008 (acquired 5/31/06, cost: $3,414,000) (2)	1,644,300	7,020
Lenovo Group Ltd. (Hong Kong)	96,350,700	35,269
Li Ning Co. Ltd. (Hong Kong)	17,961,000	35,585
Lianhua Supermarket Holdings Co. Ltd. (Hong Kong)	11,912,000	16,282
New Oriental Education & Technology Group Inc. (ADR) (1)	150,900	6,116
Nine Dragons Paper Industries Co. Ltd. (Hong Kong)	40,389,500	84,262
PetroChina Co. Ltd. (Hong Kong)	25,753,100	30,555
Shanghai Forte Land Co. Ltd. (Hong Kong)	7,514,000	3,145
Shanghai Prime Machinery Co. Ltd. (Hong Kong) (1)	43,984,000	20,097
Tong Ren Tang Technologies Co. Ltd. (Hong Kong)	1,737,900	3,074
TPV Technology Ltd. (Hong Kong)	25,754,000	16,448
UBS AG Call Warrants on Beijing Yanjing Brewery Co. Ltd., Class A, expire June 7, 2007 (acquired 6/7/06, cost: $6,428,000) (2)	6,409,870	10,512
Weichai Power Co. Ltd. (Hong Kong)	3,197,400	16,615
Weiqiao Textile Co. Ltd. (Hong Kong)	3,990,000	5,771
Wumart Stores, Inc. (Hong Kong) (1)	27,828,000	18,378
ZTE Corp. (Hong Kong)	3,595,600	16,889
		1,112,023

Colombia - 0.34%
Cía. de Cemento Argos SA	1,760,500	6,460
Inversiones Argos, SA	7,834,983	40,491
		46,951

Czech Republic - 0.07%
Telefónica O2 Czech Republic, AS	344,200	9,020
		9,020

Egypt - 2.51%
Commercial International Bank (Egypt) S.A.E.	883,146	8,618
Egyptian Company for Mobile Services S.A.E.	2,477,200	68,517
National Société Générale Bank (1)	214,469	1,568
National Société Générale Bank, rights, expire April 16, 2007 (1)	47,659	265
Orascom Construction Industries Co.	2,742,736	137,799
Orascom Construction Industries Co. (GDR)	474,156	48,127
Orascom Telecom Holding (GDR)	1,149,000	78,132
		343,026

Hong Kong - 1.34%
China Yurun Food Group Ltd.	12,667,000	13,797
Clear Media Ltd. (1)	14,832,000	16,117
Foxconn International Holdings Ltd. (1)	12,708,000	38,792
Kingboard Chemical Holdings Ltd.	2,082,000	8,754
Kingboard Laminates Holdings Ltd. (1)	12,597,016	12,140
Kingway Brewery Holdings Ltd.	14,219,300	6,042
Melco International Development Ltd. (1)	441,000	794
Shangri-La Asia Ltd.	28,257,246	69,945
Tencent Holdings Ltd.	5,226,000	17,056
		183,437

Hungary - 0.27%
Magyar Telekom Telecommunications PLC	1,384,800	6,994
MOL Magyar Olaj-és Gázipari Rt., Class A	259,000	29,876
		36,870

India - 5.67%
Apollo Hospitals Enterprise Ltd.	1,377,666	15,945
Apollo Hospitals Enterprise Ltd. (GDR)	233,800	2,706
Bharat Electronics Ltd.	380,971	13,294
Bharat Heavy Electricals Ltd.	375,606	19,707
Bharti Airtel Ltd. (1)	2,059,874	36,509
Cummins India Ltd.	1,182,073	7,263
Gujarat Ambuja Cements Ltd.	30,575,366	75,694
Hotel Leelaventure Ltd.	12,693,300	16,448
Housing Development Finance Corp. Ltd.	1,751,253	61,753
IL&FS Investsmart Ltd.	2,026,300	7,745
Info Edge (India) Ltd. (1)	5,853	92
Infosys Technologies Ltd.	5,128,566	240,204
Infrastructure Development Finance Co. Ltd.	10,471,491	20,335
Ishaan Real Estate PLC (1)	8,535,021	14,955
Jammu and Kashmir Bank Ltd.	537,400	8,019
Larsen & Toubro Ltd.	464,096	17,445
Maruti Udyog Ltd.	1,690,700	32,174
McDowell Holdings Ltd. (1)	435,569	2,691
McLeod Russel India Ltd. (1) (3)	5,566,169	7,852
Oil & Natural Gas Corp. Ltd.	747,643	15,279
Reliance Industries Ltd.	287,193	9,131
SET India Ltd. (acquired 5/15/00, cost: $107,294,000) (1) (2)	284,195	26,971
Shopper's Stop Ltd.	1,005,300	14,582
Shree Cement Ltd.	617,122	13,209
Sobha Developers Ltd. (1)	159,320	2,969
Steel Authority of India Ltd.	1,831,434	4,857
Suzlon Energy Ltd.	1,955,568	45,441
United Spirits Ltd.	1,307,687	25,249
Wipro Ltd.	1,381,536	17,931
		776,450

Indonesia - 2.58%
PT Bank Central Asia Tbk	3,644,000	2,038
PT Bank Mandiri (Persero) Tbk	141,642,500	38,827
PT Bank Rakyat Indonesia	71,837,000	39,778
PT Ciputra Surya Tbk	62,944,500	6,419
PT Jaya Real Property	25,785,000	3,280
PT Medco Energi Internasional Tbk	50,196,500	19,677
PT Perusahaan Gas Negara (Persero) Tbk	2,092,500	2,145
PT Summarecon Agung Tbk	61,816,900	7,524
PT Surya Citra Media Tbk	38,098,000	3,969
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B	211,798,902	228,752
		352,409

Israel - 2.78%
"Bezeq" The Israel Telecommunication Corp. Ltd.	41,352,700	63,895
Bank Hapoalim B.M.	5,255,111	25,245
Bank Leumi le-Israel B.M.	4,537,990	16,383
Israel Chemicals Ltd.	1,929,411	13,202
Ituran Group	52,400	698
Orbotech Ltd. (1)	423,773	9,336
Partner Communications Co. Ltd.	927,418	13,640
Partner Communications Co. Ltd. (ADR)	197,866	2,928
Supersol Ltd. (1)	5,652,899	23,033
Teva Pharmaceutical Industries Ltd. (ADR)	5,656,400	211,719
		380,079

Kazakhstan - 0.53%
OJSC Halyk Bank of Kazakhstan (GDR) (1)	575,100	13,802
OJSC Kazkommertsbank (GDR) (1)	463,624	8,994
OJSC Kazkommertsbank (GDR) (acquired 9/10/97, cost: $4,923,000) (1) (2)	1,122,752	21,781
OJSC KazMunaiGas Exploration Production (GDR) (1)	1,331,500	28,001
		72,578

Malaysia - 5.16%
AirAsia Bhd. (1)	38,190,300	19,559
Astro All Asia Networks PLC	12,580,200	17,108
Bumiputra-Commerce Holdings Bhd.	39,391,849	113,411
E & O Property Development Bhd. (1)	18,711,300	15,430
EON Capital Bhd.	11,273,000	21,855
Gamuda Bhd.	1,785,000	4,132
Genting Bhd.	834,800	9,602
Hong Leong Bank Bhd.	6,535,900	11,347
IJM Corp. Bhd. (1)	35,185,614	88,066
IOI Corp. Bhd.	13,107,100	83,816
KNM Group Bhd.	1,006,200	3,290
Mah Sing Group Bhd.	7,938,800	11,440
Maxis Communications Bhd.	26,307,800	90,585
MISC Bhd.	6,549,700	17,436
Naim Cendera Holdings Bhd.	7,034,300	8,142
Public Bank Bhd.	1,350,600	3,517
Resorts World Bhd.	4,621,500	23,001
S P Setia Bhd. Group	26,918,200	59,974
Tanjong PLC	2,846,300	12,766
Tenaga Nasional Bhd.	5,255,150	17,335
Titan Chemicals Corp. Bhd.	3,481,500	1,692
Transmile Group Bhd.	10,665,500	40,428
UMW Holdings Bhd.	10,145,196	31,704
		705,636

Mexico - 7.38%
Alsea, SAB de CV, Series A	3,895,600	7,208
América Móvil SAB de CV, Series A	48,825,000	116,823
América Móvil SAB de CV, Series L	48,812,320	116,881
América Móvil, SAB de CV, Series L (ADR)	2,788,900	133,282
Axtel, SAB de CV, Class B, ordinary participation certificates (1)	2,077,700	8,249
Carso Infraestructura y Construcción SA (1)	50,272,700	46,303
Cemex, SAB de CV, ordinary participation certificates, units (ADR) (1)	1,117,800	36,608
Consorcio ARA, SAB de CV	1,557,600	2,683
Controladora Comercial Mexicana, SA de CV, units	11,024,500	31,141
Empresas ICA, SAB de CV, ordinary participation certificates (1)	12,775,551	49,334
Gruma, SAB de CV, Series B	7,218,600	22,737
Grupo Aeroportuario del Centro Norte, SAB de CV (ADR), Series B (1)	922,656	25,013
Grupo Famsa, SA de CV (1)	8,489,606	47,299
Grupo Financiero Inbursa, SA de CV, Series O	8,154,800	16,019
Grupo Industrial Saltillo, SAB de CV	2,955,573	4,069
Grupo Televisa, SA, ordinary participation certificates (ADR)	3,234,728	96,395
Impulsora del Desarrollo y el Empleo en America Latina, SA de CV, Series B1 (1)	10,464,200	13,068
Industrias CH, SA de CV, Series B (1)	1,217,700	5,121
Kimberly-Clark de México, SAB de CV, Class A	10,492,150	47,301
Teléfonos de México, SAB de CV, Class L (ADR)	1,982,600	66,219
Urbi Desarrollos Urbanos, SA de CV (1)	735,100	3,068
Wal-Mart de México, SAB de CV, Series V	24,247,924	103,518
Wal-Mart de México, SAB de CV, Series V (ADR)	267,772	11,313
		1,009,652

Morocco - 0.14%
Holcim (Maroc) SA	46,585	16,585
Société des Brasseries du Maroc	12,088	3,041
		19,626

Netherlands - 0.14%
Efes Breweries International NV (GDR) (1)	724,447	19,307
		19,307

Oman - 0.16%
BankMuscat (SAOG) (GDR)	1,937,732	21,896
		21,896

Pakistan - 0.15%
Fauji Fertilizer Co. Ltd.	912,000	1,586
Oil and Gas Development Co. Ltd. (GDR)	788,200	15,473
Pakistan Cement Co. Ltd. (1)	20,639,775	3,723
		20,782

Peru - 0.04%
Cía. de Minas Buenaventura SA (ADR)	174,700	5,232
		5,232

Philippines - 0.96%
Ayala Corp.	571,283	6,658
Ayala Land, Inc.	62,530,330	21,473
Bayan Telecommunications Holdings Corp., Class A (acquired 2/12/98, cost: $1,850,000) (1) (2)	724,790	-
Bayan Telecommunications Holdings Corp., Class B (acquired 2/12/98, cost: $616,000) (1) (2)	241,431	-
International Container Terminal Services, Inc.	19,533,588	11,179
Philippine Long Distance Telephone Co.	303,420	15,945
Philippine Long Distance Telephone Co. (ADR)	713,400	37,668
SM Investments Corp.	2,794,600	20,647
SM Prime Holdings, Inc.	75,952,679	18,178
		131,748

Poland - 0.17%
Telekomunikacja Polska SA	2,777,200	22,957
		22,957

Russia - 5.19%
Baring Vostok Private Equity Fund, LP (acquired 12/15/00, cost: $5,881,000) (2) (3) (4) (5)	10,539,847	15,854
Baring Vostok Private Equity Fund III, LP (acquired 3/30/05, cost: $16,020,000) (1) (2) (3) (4) (5)	16,901,200	15,147
Evraz Group SA (GDR)	2,148,600	71,978
JSC MMC "Norilsk Nickel" (ADR)	240,970	45,784
JSC OGK-5	109,473,588	15,107
New Century Capital Partners, LP (acquired 12/7/95, cost: $1,913,000) (1) (2) (4)	5,247,900	2,446
Novolipetsk Steel (GDR)	2,282,300	67,122
OAO Belon (1)	156,800	5,606
OAO Gazprom	1,334,000	13,940
OAO Gazprom (ADR)	2,547,150	106,726
OAO NOVATEK (GDR)	310,500	18,009
OAO TMK (1)	1,080,520	8,914
OAO TMK (GDR) (1)	776,059	26,076
OJSC Magnit (1)	435,858	18,912
OJSC Mobile TeleSystems (ADR)	1,017,500	56,939
OJSC OC Rosneft (GDR) (1)	1,607,530	13,471
Unified Energy System of Russia (GDR)	898,325	122,397
Vimpel-Communications (ADR) (1)	626,800	59,446
X5 Retail Group NV (GDR) (1)	964,800	26,725
		710,599

Singapore - 0.23%
Banyan Tree Holdings Ltd. (1)	14,836,000	21,423
Yanlord Land Group Ltd. (1)	6,701,000	10,251
		31,674

South Africa - 8.54%
Absa Group Ltd.	4,749,700	91,196
AngloGold Ashanti Ltd.	348,500	15,588
AngloGold Ashanti Ltd. (ADR)	619,088	27,605
Anglo Platinum Ltd.	462,428	72,839
Anglo Platinum Ltd., 6.38% convertible preferred May 31, 2009	79,068	4,396
Aspen Pharmacare Holdings Ltd. (1)	1,933,300	9,845
Aveng Ltd.	8,736,470	55,309
Cashbuild Ltd.	1,082,492	8,939
FirstRand Ltd.	5,767,400	19,526
Gold Fields Ltd.	6,144,409	113,739
Gold Fields Ltd. (ADR)	331,900	6,134
Harmony Gold Mining Co. Ltd. (1)	3,184,712	44,379
Harmony Gold Mining Co. Ltd. (ADR) (1)	4,122,092	57,297
Impala Platinum Holdings Ltd.	2,829,452	88,789
Massmart Holdings Ltd.	5,424,800	62,976
Mittal Steel South Africa Ltd.	837,800	13,605
MTN Group Ltd.	1,327,800	18,000
Murray & Roberts Holdings Ltd.	12,296,987	94,707
Mvelaphanda Resources Ltd. (1)	5,398,800	38,786
Nasionale Pers Beperk, Class N	1,137,605	27,477
Sappi Ltd.	3,130,500	47,393
Sappi Ltd. (ADR)	602,800	9,410
Sasol Ltd.	1,240,889	41,337
South Africa Capital Growth Fund, LP, Class A (acquired 8/25/95, cost: $32,000) (1) (2) (4)	2,180	94
South Africa Capital Growth Fund, LP, Class D (acquired 8/25/95, cost: $199,000) (1) (2) (4)	13,650	586
South African Private Equity Fund III, LP (acquired 9/23/98, cost: $11,656,000) (2) (3) (4) (5)	28,791	33,754
Standard Bank Group Ltd.	7,139,914	104,947
Truworths International Ltd.	1,870,100	9,137
Wilson Bayly Holmes - Ovcon Ltd.	1,947,807	23,534
Woolworths Holdings Ltd.	8,939,320	26,943
		1,168,267

South Korea - 10.27%
Asiana Airlines, Inc.	5,750,320	39,375
Cheil Communications Inc.	31,970	7,988
Daegu Bank, Ltd.	654,250	11,895
Daewoo Securities Co., Ltd.	1,544,870	27,678
Doosan Heavy Industries and Construction Co., Ltd.	172,950	11,181
GS Engineering & Construction Corp.	253,360	22,683
Hankook Tire Co., Ltd.	4,453,950	73,877
Hynix Semiconductor Inc. (1)	1,122,480	38,669
Hyundai Development Co.	879,164	48,515
Hyundai Heavy Industries Co., Ltd.	50,040	10,003
Hyundai Mipo Dockyard Co., Ltd.	55,627	10,262
Hyundai Mobis	344,350	29,584
Hyundai Motor Co.	329,924	23,188
Hyundai Motor Co., nonvoting preferred	79,608	2,988
Hyundai Steel Co.	285,290	10,860
Kookmin Bank	3,118,975	279,895
Kookmin Bank (ADR)	513,123	46,258
Korean Reinsurance Co.	904,000	11,871
Kumho Industrial Co., Ltd.	379,980	9,070
LG.Philips LCD Co., Ltd. (1)	878,610	30,735
LG.Philips LCD Co., Ltd. (ADR) (1)	305,508	5,340
LG Telecom Ltd. (1)	1,712,595	19,484
Lotte Shopping Co.	37,741	13,283
Lotte Shopping Co. (GDR) (acquired 1/27/06, cost: $8,453,000) (2)	408,970	7,128
Macquarie Korea Infrastructure Fund	205,000	1,537
Macquarie Korea Infrastructure Fund (GDR)	4,701,210	35,494
NHN Corp. (1)	114,857	16,853
POSCO	23,370	9,815
Pusan Bank	994,330	14,801
Samsung Electro-Mechanics Co., Ltd.	126,410	4,348
Samsung Electronics Co., Ltd.	87,318	52,270
Samsung Electronics Co., Ltd. (GDS)	678,828	206,533
Samsung Engineering Co., Ltd.	1,164,780	72,574
Samsung Fire & Marine Insurance Co., Ltd.	45,619	7,640
Samsung Securities Co., Ltd.	107,080	5,829
Samsung Techwin Co., Ltd.	729,560	27,809
Shinhan Financial Group Co., Ltd.	1,441,320	82,755
Shinsegae Co., Ltd.	43,028	24,705
SK Corp.	341,840	33,584
Sungshin Cement Co., Ltd. (1)	357,250	6,951
Woori Finance Holdings Co., Ltd.	419,910	10,157
		1,405,465

Sri Lanka - 0.06%
Dialog Telekom Ltd.	32,493,800	7,630
		7,630

Sweden - 0.10%
Oriflame Cosmetics SA (SDR)	369,600	14,255
		14,255

Taiwan - 11.50%
Asia Cement Corp.	83,441,520	80,705
Asia Corporate Partners Fund, Class B (acquired 3/12/96, cost: $1,600,000) (2) (4)	39,360	990
AU Optronics Corp.	55,438,488	79,258
AU Optronics Corp. (ADR)	1,127,428	16,122
Cathay Financial Holding Co., Ltd.	43,045,007	89,382
China Steel Corp.	25,164,185	28,370
Chinatrust Financial Holding Co., Ltd.	22,357,336	17,468
Cosmos Bank Co., Ltd. (1)	29,317,000	11,254
CTCI Corp. (3)	33,626,710	29,576
Delta Electronics, Inc.	20,699,926	66,946
EVA Airways Corp.	80,624,648	32,654
Fubon Financial Holding Co., Ltd.	107,611,000	96,926
High Tech Computer Corp.	631,438	9,734
Hon Hai Precision Industry Co., Ltd.	44,398,890	297,916
Hon Hai Precision Industry Co., Ltd. (GDR)	856,119	11,481
InnoLux Display Corp. (1)	5,868,000	13,870
MediaTek Incorporation	7,874,154	90,439
Mega Financial Holding Co., Ltd.	17,238,000	11,254
Phison Electronics Corp.	2,966,000	29,763
President Chain Store Corp.	5,042,517	12,345
Quanta Computer Inc.	8,410,641	12,838
RichTek Technology Corp.	531,000	5,248
Seres Capital (Cayman) (acquired 3/12/96, cost: $12,000) (2) (3) (4)	2	12
Seres Capital (Cayman), nonvoting (acquired 3/12/96, cost: $63,000) (2) (3) (4)	8	59
Siliconware Precision Industries Co., Ltd.	2,027,000	3,799
SinoPac Financial Holdings Co., Ltd.	44,505,000	20,447
Synnex Technology International Corp.	17,484,100	21,667
Taiwan Cement Corp.	90,624,228	76,422
Taiwan Semiconductor Manufacturing Co., Ltd.	177,629,637	364,547
TECO Electric & Machinery Co., Ltd.	47,581,000	24,161
Test-Rite International Co., Ltd.	15,761,901	8,837
Tong Yang Industry Co., Ltd.	9,290,243	8,929
		1,573,419

Thailand - 1.12%
Advanced Info Service PCL	11,245,200	21,520
Banpu PCL	4,323,000	24,696
Banpu PCL, nonvoting depositary receipt	20,000	114
Bumrungrad Hospital PCL	24,615,100	27,948
Glow Energy PCL	13,577,000	12,410
Major Cineplex Group PCL	22,835,400	10,175
Siam City Cement PCL	1,673,924	12,814
Thai Beverage PCL	270,690,000	43,729
		153,406

Turkey - 3.85%
Akbank TAŞ	21,016,127	140,611
Aktas Elektrik Ticaret AŞ (1)	4,273	-
Anadolu Efes Biracilik ve Malt Sanayii AŞ	1,599,307	52,639
Coca-Cola Içecek AŞ, Class C (1)	4,017,600	32,373
Dogan Yayin Holding AŞ (1)	6,904,903	25,335
Hürriyet Gazetecilik ve Matbaacilik AŞ	2,189,733	6,491
Migros Türk TAŞ (1)	3,546,442	45,670
Selçuk Ecza Deposu Ticaret ve Sanayi AŞ, Class B (1)	358,009	1,584
Türkiye Garanti Bankasi AŞ	13,991,601	62,912
Türkiye İş Bankasi AŞ, Class C	14,554,248	70,154
Türkiye Petrol Rafinerileri AŞ	3,967,333	88,480
		526,249

United Arab Emirates - 0.14%
Kingdom Hotel Investments (GDR) (1)	2,160,900	19,448
		19,448

United Kingdom - 1.05%
Anglo American PLC	455,993	24,036
Gem Diamonds Ltd. (1)	2,717,300	50,823
Kazakhmys PLC	257,200	5,930
Lonmin PLC	720,600	47,101
Nikanor PLC (1)	1,782,645	15,267
		143,157

United States Of America - 0.71%
AsiaInfo Holdings, Inc. (1)	936,540	6,434
CTC Media, Inc. (1)	1,924,800	49,429
Net 1 UEPS Technologies, Inc. (1)	742,900	18,483
Sohu.com Inc. (1)	297,400	6,373
Transmeridian Exploration, Inc. (1) (3)	5,494,700	15,715
		96,434

Vietnam - 0.31%
Vietnam Enterprise Investments Ltd., Class C (acquired 6/29/06, cost: $8,157,000) (1) (2) (3) (4)	7,997,000	11,996
Vietnam Enterprise Investments Ltd., Redeemable (acquired 9/20/01, cost: $8,268,000) (1) (2) (3) (4)	5,786,982	30,382
		42,378

Multinational - 0.61%
Capital International Global Emerging Markets Private Equity Fund, LP (acquired 6/30/99, cost: $8,780,000) (2) (3) (4) (5)	55,481	24,511
Capital International Private Equity Fund IV, LP (acquired 3/29/05, cost: $35,924,000) (2) (3) (4) (5)	42,982	41,742
International Hospital Corp. Holding NV (acquired 9/25/97, cost: $8,011,000) (1) (2) (3)	609,873	4,470
International Hospital Corp. Holding NV, convertible preferred (acquired 2/12/07, cost: $2,035,000) (1) (2) (3)	277,633	2,035
New Asia East Investment Fund Ltd., Class A (acquired 5/23/96, cost: $189,000) (1) (2) (3) (4)	279,240	743
New Asia East Investment Fund Ltd., Class B (acquired 5/23/96, cost: $2,584,000) (1) (2) (3) (4)	3,810,369	10,142
Pan Asia Special Opportunities Fund (Cayman) (acquired 10/18/00, cost: $589,000) (2) (3) (4)	600,000	641
		84,284

Miscellaneous - 1.21%
Equity securities in initial period of acquisition		165,891

Total equity securities (cost: $7,659,256,000)		13,040,730

Bonds and notes	Units or principal	Value
	amount (000)	(000)

Argentina - 0.28%
Republic of Argentina:
GDP-Linked Bond, 0% December 15, 2035 (6)	ARS231,715	8,935
Index-Linked, Payment-in-Kind Bond, 7.547% December 31, 2033 (7)	69,079	29,822
		38,757

Brazil - 0.28%
Banco BMG SA:
8.75% July 1, 2010 (acquired 6/22/05, cost: $10,063,000) (2)	$10,080	10,433
9.15% January 15, 2016 (acquired 12/15/05, cost: $2,652,000) (2)	2,700	2,903
Banco Votorantim Nassau Index-Linked 9.25% December 20, 2012	BRL4,525	2,292
Federal Republic of Brazil 8.00% January 15, 2018	$3,250	3,679
LIGHT - Serviços de Eletricidade SA 10.472% convertible debentures June 30, 2015 (7)	BRL3,272	3,677
Nota do Tesouro Nacional Index-Linked Bond:
9.618% August 15, 2010 (7)	5,618 units	4,244
9.501% May 15, 2011 (7)	3,960 units	2,933
Unibanco-União de Bancos Brasileiros SA Index-Linked 8.70% Senior Notes due Februay 11, 2010	16,160	7,742
		37,903

Dominican Republic - 0.01%
Dominican Republic Payment-in-Kind Bond, 9.50% September 27, 2011 (acquired 5/12/05, cost: $1,303,000) (2)	$1,220	1,313
		1,313

Egypt - 0.03%
Republic of Egypt:
9.10% October 18, 2010	EGP2,000	348
9.10% September 20, 2012	11,500	1,970
11.50% October 26, 2011	5,990	1,125
11.625% November 16, 2014	5,910	1,132
		4,575

Indonesia - 0.05%
Republic of Indonesia 12.50% March 15, 2013	IDR48,597,000	6,073
		6,073

Peru - 0.02%
Republic of Peru 9.875% February 6, 2015	$1,872	2,390
		2,390

Russia - 0.00%
Russian Federation 5.00% March 31, 2030 (7)	276	314
		314

Turkey - 0.06%
Republic of Turkey:
Index-Linked Bond, 10.00% February 15, 2012 (7)	TRY7134	5,175
11.875% January 15, 2030	$2,047	3,152
		8,327

Venezuela - 0.01%
Republic of Venezuela:
8.50% October 8, 2014	190	212
9.25% September 15, 2027	1,040	1,310
		1,522

Total bonds and notes (cost: $81,802,000)		101,174

Short-term securities	Units or principal	Value
	amount (000)	(000)

Corporate short-term notes - 2.80%
Barton Capital Corp. 5.30% due 4/2/07	32,500	32,490
Citigroup Funding Inc. 5.26% due 4/9/07	15,200	15,180
Clipper Receivables Co. LLC 5.25% due 4/2/07	37,900	37,889
Estee Lauder Cos. Inc. 5.28% due 4/9/07	25,000	24,963
Liberty Street Funding Co. 5.25% due 04/3/07	16,600	16,593
Rabobank USA Financial Corp. 5.30% due 4/9/07	41,100	41,040
Sheffield Receivables Corp. 5.31% due 4/9/07	50,000	49,934
Societe Generale N.A. Inc. 5.30% due 4/9/07	50,000	49,926
Thunder Bay Funding LLC 5.26%-5.28% due 4/2/07	115,700	115,666

Total short-term securities (cost: $383,681,000)		383,681

Total investment securities (cost: $8,124,739,000)		$13,525,585
Excess of cash and receivables over payables		156,628

Net assets		$13,682,213

(1) Non-income-producing securities.
(2) Purchased in a private placement transaction (not including purchases of securities that were publicly offered in the primary local market but were not registered under U.S. securites laws); resale to the public may require registration in the country where the primary market is located, and no right to demand registration exists. As of March 31, 2007, the total value and cost of such securities were $327,803,000 and $315,132,000, respectively, and the value represented 2.4% of net assets.

(3) This issuer represents investment in an affiliate as defined in the Investment Company Act of 1940. This definition includes, but is not limited to, issuers in which the fund owns more than 5% of the outstanding voting securities. New Asia East Investment Fund Ltd., Capital International Global Emerging Markets Private Equity Fund, LP and Capital International Private Equity Fund IV, LP are also considered affiliates since these issuers have the same investment adviser as the fund. A summary of the fund's transactions in the securities of affiliated issuers during the nine months ended March 31, 2007 can be found in the Investments in affiliates schedule below.

(4) Cost and market value do not include prior distributions to the fund from income or proceeds realized from securities held by the private equity fund. Therefore, the cost and market value may not be indicative of the private equity fund's performance.

(5) Excludes an unfunded capital commitment representing an agreement which obligates the fund to meet capital calls in the future. Capital calls can only be made if and when certain requirements have been fulfilled; thus, the timing and the amount of such capital calls cannot readily be determined.

(6) Represents a zero coupon bond that may convert to a coupon-bearing security at a later date.
(7) Coupon rate may change periodically.

Abbreviations
Securities:
ADR = American Depositary Receipts
BDR = Brazilian Depositary Receipts
CDI = CREST Depository Interest
GDR = Global Depositary Receipts
GDS = Global Depositary Shares
SDR = Swedish Depository Receipts

Non-U.S. currency:
ARS - Argentine Peso
BRL - Brazilian Real
EGP - Egyptian Pound
IDR - Indonesian Rupiah
TRY - New Turkish Lira

Federal income tax information

As of March 31, 2007, the cost of investment securities and cash denominated in non-U.S. currencies for federal income tax reporting purposes was $8,238,178,000. Net unrealized appreciation on investments aggregated $5,296,109,000, net of accumulated deferred taxes totaling $315,000, of which $5,502,904,000 related to appreciated securities and $206,795,000 related to depreciated securities.

Investments in affiliates

Issuer	Beginning shares	Purchases/ Additions	Sales/ Reductions	Ending shares	Dividend and interest income (000)	Value (000)

Affiliated issuers:
CTCI	27,566,830	6,059,880	-	33,626,710	$674	$29,576
McLeod Russel India	-	5,566,169	-	5,566,169	-	7,852
Tele Norte Celular Participações	9,215,384,539	-	-	9,215,384,539	-	9,690
Transmeridian Exploration	927,400	4,567,300	-	5,494,700	-	15,715

Affiliated private equity funds/private placements:
Baring Vostok Private Equity Fund	10,092,270	447,577	-	10,539,847	223	15,854
Baring Vostok Private Equity Fund III	9,766,600	7,134,600	-	16,901,200	-	15,147
Capital International Global Emerging
Markets Private Equity Fund	55,388	93	-	55,481	27	24,511
Capital International Private Equity Fund IV	24,556	18,426	-	42,982	97	41,742
Hidroneuquen[1]	68,586,557	-	-	68,586,557	-	8,346
International Hospital	-	887,506	-	887,506	-	6,505
New Asia East Investment Fund	4,089,609	-	-	4,089,609	-	10,885
New GP Capital Partners	27,000	-	-	27,000	-	11,279
Pan Asia Special Opportunities Fund	240,000	360,000	-	600,000	11	641
Seres Capital	10	-	-	10	5	71
South African Private Equity Fund III	28,791	-	-	28,791	431	33,754
Vietnam Enterprise Investments	12,888,071	3,785,211	2,889,300	13,783,982	-	42,378

Unaffiliated issuers[2]
CIC Energy	2,263,000	31,600	-	2,294,600	-	-
IJM	29,884,114	5,301,500	-	35,185,614	1,380	-
Nortel Inversora	2,285,800	-	1,870,700	415,100	-	-
Tong Yang Industry	22,244,243	-	12,954,000	9,290,243	837	-
					$3,685	$273,946

[1]Beginning shares reflect stock split from prior period.
[2]Affiliated during the period but no longer affiliated at March 31, 2007.

ITEM 2 - Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 - Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EMERGING MARKETS GROWTH FUND, INC.

By /s/ Shaw B. Wagener
Shaw B. Wagener, President and Chief Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Shaw B. Wagener
Shaw B. Wagener, President and Chief Executive Officer

Date: May 29, 2007

By /s/ Michael A. Felix
Michael A. Felix, Vice President and Treasurer

Date: May 29, 2007